Financial Risk Factors and Risk Management - Credit Risk Exposure from Master Netting and Similar Arrangements (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Financial Risk Factors and Risk Management
Financial assets, Carrying Amounts	€ 60	€ 90
Financial assets, Nettable Amounts in Case of Insolvency	42	55
Financial assets, Net Amount	18	35
Financial liabilities, Carrying Amounts	(525)	(623)
Financial liabilities, Nettable Amounts in Case of Insolvency	42	55
Financial liabilities, Net Amount	€ (483)	€ (568)